Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Future Minimum Lease Payments For Non Capital Leases [Table Text Block]
Future minimum lease payments under the terms of these noncancelable operating lease agreements are as follows:

Lease Payments
Year ending December 31, 2014	721,000
Year ending December 31, 2015	751,000
Year ending December 31, 2016	119,000
Total future noncancelable minimum lease payments	$1,591,000

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
The Company has contracts with certain executives and key employees. The future minimum payments under these contracts are:

Employment Contract Payments
Year ending December 31, 2014	$2,472,000
Year ending December 31, 2015	1,128,000
Year ending December 31, 2016	834,000
Total future minimum employment contract payments	$4,434,000